Retirement Benefits (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Change in Plan Assets
Fair value of plan assets at end of year	$ 21,013	$ 19,027
Pension Benefits
Change in Projected Benefit Obligation [Abstract]
Projected benefit obligation at beginning of year	20,661	19,391
Service cost	531	547	591
Interest cost	1,212	1,180	1,179
Plan participants' contributions	10	10
Plan amendments	0	4
Actuarial loss (gain)	633	755
Benefits paid	(1,176)	(1,261)
Other	(51)	35
Projected benefit obligation at end of year	21,820	20,661	19,391
Change in Plan Assets
Fair value of plan assets at beginning of year	18,184	16,204
Gain/(loss) on plan assets	2,320	2,562
Employer contributions	789	657
Other	(46)	12
Fair value of plan assets at end of year	20,081	18,184	16,204
Funded status	(1,739)	(2,477)
Medical and Life Benefits
Change in Projected Benefit Obligation [Abstract]
Projected benefit obligation at beginning of year	2,104	2,056
Service cost	34	34	40
Interest cost	117	124	127
Plan participants' contributions	82	91
Plan amendments	0	0
Actuarial loss (gain)	(27)	20
Benefits paid	(222)	(238)
Other	16	17
Projected benefit obligation at end of year	2,104	2,104	2,056
Change in Plan Assets
Fair value of plan assets at beginning of year	843	718
Gain/(loss) on plan assets	108	126
Employer contributions	105	129
Other	16	17
Fair value of plan assets at end of year	932	843	718
Funded status	$ (1,172)	$ (1,261)